Government Grants (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Government Grants [Line Items]
Received	$ 3,473	$ 3,133
Less accumulated amortization	(2,148)	(1,994)
Foreign exchange translation adjustment	337	291
Deferred Revenue and Credits	1,662	1,430
Less current portion	(235)	(79)
Non-current government grants	$ 1,427	$ 1,351